Northwestern Mutual Series Fund, Inc.

Supplement Dated August 22, 2014 to the

Prospectus Dated May 1, 2014

The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2014 (the “Prospectus”). You should read this Supplement together with the Prospectus.

Appointment of Sub-Advisers for Certain Portfolios

On August 6, 2014, the Fund’s Board of Directors approved Investment Sub-Advisory Agreements with Wells Capital Management, Inc. (“WellsCap”), Federated Investment Management Company (“Federated”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), and BlackRock Advisors, LLC (“BlackRock”) relating, respectively, to the Fund’s Select Bond, High Yield Bond, Short-Term Bond, and Money Market Portfolios (collectively, the “Portfolios”). Each new sub-adviser will begin to provide sub-advisory services on or about October 31, 2014. In approving the Investment Sub-Advisory Agreements, the Fund relied on an Exemptive Order issued by the Securities and Exchange Commission that permits the Fund and its investment adviser to hire or terminate a sub-adviser at any time without shareholder approval so long as, among other conditions, shareholders are provided notice of the change.

As a result of these changes, certain sections of the Prospectus shall be amended as noted below. In addition, the Portfolios may experience increased portfolio turnover over the short term in connection with the transition to the new sub-advisers. Increased portfolio turnover can result in higher brokerage commissions and other transaction costs, which can adversely affect performance.

The following amendments to the Prospectus shall be effective October 31, 2014:

Select Bond Portfolio

The “PRINCIPAL INVESTMENT STRATEGIES” section of the Summary for the Select Bond Portfolio is amended to read as follows:

“Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment grade debt securities with maturities exceeding one year. Investment grade securities are securities rated investment grade by at least one Nationally Recognized Statistical Rating Organization (e.g., BBB- or higher by Standard & Poor’s or Baa3 or higher by Moody’s), or, if unrated, determined by the Portfolio’s adviser to be of comparable quality. The Portfolio invests primarily in U.S. Government obligations, corporate bonds and mortgage- and asset-backed securities, including mortgage dollar rolls, and may invest in Rule 144A securities. The Portfolio may invest up to 20% of net assets in non-investment grade, high yield/high risk bonds (so called “junk bonds”). Also, the Portfolio may invest up to 30% of net assets in foreign securities, consistent with its investment objectives. Foreign securities held by the Portfolio consist primarily of U.S. dollar denominated securities but may also include

non-U.S. dollar denominated securities. Debt securities may be of any maturity or duration, but under normal market conditions, the Portfolio attempts to maintain an overall dollar-weighted average effective duration (an aggregate measure of the sensitivity of the Portfolio’s fixed income portfolio securities to changes in interest rates) that is within 10% of the Barclays® U.S. Aggregate Index, which had a duration of 5.6 years as of June 30, 2014.

The adviser uses a “bottom up,” fundamental, relative value investment approach to construct the portfolio of investments. The adviser invests in debt securities that it believes offer competitive returns and are undervalued, offering additional income and/or price appreciation potential relative to other debt securities of similar credit quality and interest rate sensitivity. The adviser may engage in active and frequent trading of portfolio securities to achieve its investment objectives.

The adviser may sell a portfolio security that has achieved its desired return or if the adviser believes the security or its sector has become overvalued. The adviser may also sell a security if a more attractive opportunity becomes available or if the security is no longer attractive due to its risk profile or as a result of changes in the overall market environment.”

In addition, the “PRINCIPAL RISKS” section of the Summary for the Portfolio is amended by deleting “Derivatives Risk”, “Foreign Currency Risk” and “Securities Lending Risk”, amending “Liquidity Risk” and adding “High Portfolio Turnover Risk” and “Underlying Portfolio Risk” each as set forth below:

“¡ High Portfolio Turnover Risk – Active and frequent trading may cause higher brokerage expenses and other transaction costs, which may adversely affect the Portfolio’s performance.

¡ Liquidity Risk – Particular fixed income investments, including Rule 144A securities, may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn.

¡ Underlying Portfolio Risk – The Portfolio may serve as an investment option, or “Underlying Portfolio,” for other portfolios of Northwestern Mutual Series Fund, Inc. that are managed as “fund of funds.” As a result, from time to time, the Portfolio may experience relatively large investments or redemptions from those other portfolios and could be required to invest cash or sell securities at a time when it is not advantageous to do so.”

The “PORTFOLIO MANAGEMENT” section of the Summary for the Portfolio is amended to read as follows:

“Investment Adviser: Mason Street Advisors, LLC

Sub-Adviser: Wells Capital Management, Inc. (WellsCap)

Portfolio Managers: Troy Ludgood, Senior Portfolio Manager at WellsCap, has been with WellsCap since 2004 and has co-managed the Portfolio since 2014.

Thomas O’Connor, CFA, Senior Portfolio Manager at WellsCap, has been with WellsCap since 2000 and has co-managed the Portfolio since 2014.”

The following text is hereby inserted under the “The Sub-Advisers” sub-section of the Prospectus section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS:”

“Wells Capital Management, Inc. (“WellsCap”), 525 Market Street, San Francisco, California 94105, serves as sub-adviser to the Select Bond Portfolio. WellsCap, an indirect wholly owned subsidiary of Wells Fargo & Company, is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients.”

Finally, the following text replaces the information set forth under the “Select Bond Portfolio” paragraph of the “Portfolio Managers” sub-section of the Prospectus section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS:”

“Troy Ludgood, Senior Portfolio Manager at WellsCap, has co-managed the Portfolio since 2014. Mr. Ludgood joined WellsCap in 2004. Prior to joining WellsCap, Mr. Ludgood was a trader at Lehman Brothers, responsible for corporate, emerging markets, and non-dollar sovereign bonds. Before transitioning to the investment industry in 2000, Mr. Ludgood worked as an industrial engineer at Ahold and May Department Stores.

Thomas O’Connor, CFA, Senior Portfolio Manager at WellsCap, has co-managed the Portfolio since 2014. Mr. O’Connor joined WellsCap in 2000. Prior to joining WellsCap, Mr. O’Connor was a senior portfolio manager in charge of agency mortgages at Vanderbilt Capital Advisors (formerly ARM Capital Advisors). Earlier, Mr. O’Connor was a senior trader of agency mortgages in both a proprietary and market-making role at the Union Bank in Switzerland. He was also a senior trader at First Boston and Smith Barney. Mr. O’Connor has been in the investment industry since 1988.”

High Yield Bond Portfolio

The “PRINCIPAL INVESTMENT STRATEGIES” section of the Summary for the High Yield Bond Portfolio is amended to read as follows:

“Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in non-investment grade debt securities. Non-investment grade securities are securities rated below investment grade by at least one Nationally Recognized Statistical Rating Organization (e.g., BB+ or lower by Standard & Poor’s or Ba1 or lower by Moody’s), or, if unrated, determined by the Portfolio’s adviser to be of comparable quality. The Portfolio may invest up to 30% of net assets in foreign securities, consistent with its investment objective. Foreign securities held by the

Portfolio consist primarily of U.S. dollar denominated securities but may also include non-U.S. dollar denominated securities.

The securities in which the Portfolio primarily invests are considered speculative and are sometimes known as “junk bonds.” These securities tend to offer higher yields than higher rated securities of comparable maturities because the historical financial condition of the issuers of these securities is usually not as strong as that of other issuers. Some of the fixed income securities in which the Portfolio invests may be convertible securities. The Portfolio may also invest in loans made to non-investment grade companies, or “levered loans,” which investments generally will be in the form of loan participations or assignments of such loans.

The adviser’s selects securities that it believes have attractive risk-return characteristics and seeks to minimize default risk and other risks through careful security selection and diversification. The adviser’s securities selection process consists of a credit-intensive, fundamental analysis of the issuer. The adviser’s analysis focuses on the issuer’s financial condition, business and product strength, competitive position and management expertise. Further, the adviser considers current economic, financial market and industry factors, which may affect the issuer. The adviser does not limit the Portfolio’s investments to securities of a particular maturity range.

The adviser strives to adhere to a strong sell discipline and generally effects a sale if it believes a security’s future total return has become less attractive relative to other securities, the company begins to perform poorly, the industry outlook changes, or any other event occurs that changes the adviser’s conclusion.”

In addition, the “PRINCIPAL RISKS” section of the Summary for the Portfolio is amended to add the following risk factor:

“¡ Underlying Portfolio Risk – The Portfolio may serve as an investment option, or “Underlying Portfolio,” for other portfolios of Northwestern Mutual Series Fund, Inc. that are managed as “fund of funds.” As a result, from time to time, the Portfolio may experience relatively large investments or redemptions from those other portfolios and could be required to invest cash or sell securities at a time when it is not advantageous to do so.”

The “PORTFOLIO MANAGEMENT” section of the Summary for the Portfolio is amended to read as follows:

“Investment Adviser: Mason Street Advisors, LLC

Sub-Adviser: Federated Investment Management Company (Federated)

Portfolio Manager: Mark E. Durbiano, CFA, Senior Portfolio Manager and Senior Vice President of Federated, has been with Federated since 1982 and has managed the Portfolio since 2014.”

The following text is hereby inserted under the “The Sub-Advisers” sub-section of the Prospectus section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS:”

“Federated Investment Management Company (“Federated”), Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779, serves as sub-adviser to the High Yield Bond Portfolio. Federated is an indirect, wholly-owned subsidiary of Federated Investors, Inc. (“FII”). Established in 1955, FII is a client-driven, multi-product, and multi-strategy investment manager. FII provides comprehensive investment management to approximately 6,000 institutions and intermediaries including corporations, government entities, insurance companies, foundations and endowments, banks and broker/dealers.”

Finally, the following text replaces the information set forth under the “High Yield Bond Portfolio” paragraph of the “Portfolio Managers” sub-section of the Prospectus section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS:”

“Mark E. Durbiano, CFA, Senior Portfolio Manager and Senior Vice President of Federated, has managed the Portfolio since 2014. Mr. Durbiano joined Federated in 1982 and has been Senior Portfolio Manager and Senior Vice President since 1996. From 1988 to 1995, Mr. Durbiano was a Portfolio Manager and Vice President of Federated. Mr. Durbiano has received the Chartered Financial Analyst designation.”

Short-Term Bond Portfolio

The “PRINCIPAL INVESTMENT STRATEGIES” section of the Summary for the Short-Term Bond Portfolio is amended to read as follows:

“Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment grade debt securities. Investment grade securities are securities rated “investment grade” by at least one Nationally Recognized Statistical Rating Organization (e.g., BBB- or higher by Standard & Poor’s or Baa3 or higher by Moody’s), or, if unrated, determined by the Portfolio’s adviser to be of comparable quality. The Portfolio may invest up to 20% of net assets in non-investment grade, high yield/high risk bonds (so called “junk bonds”). Also, the Portfolio may invest up to 30% of net assets in foreign securities, consistent with its investment objective. Foreign securities held by the Portfolio may consist of both U.S. dollar and non-U.S. dollar denominated securities. Debt securities may be of any maturity, but under normal market conditions, the Portfolio’s average effective maturity will not exceed three years. The Portfolio may invest in mortgage- and asset-backed securities. The Portfolio may also utilize futures and forward contracts primarily to adjust the Portfolio’s duration and yield curve exposure, as well as hedge foreign currency exposure, swap agreements, including the purchase or sale of credit default swaps and interest rate swaps (to take a position on interest rates moving either up or down) in keeping with its investment objective.

The adviser uses both a “top down” and “bottom up” investment approach to construct the portfolio of investments. The top down investment approach involves an evaluation by the adviser of the overall macroeconomic environment and its potential impact on the on the level and direction of interest rates. The advisor then identifies sectors it believes have the best potential for performance based on its economic outlook. The bottom up investment approach focuses on fundamental research of individual issuers. Investment decisions reflect the adviser’s outlook for interest rates and the economy, as well as the prices, yields, and credit quality of various securities in which the Portfolio may invest.

The adviser may sell a portfolio security for a variety of reasons, such as to adjust the Portfolio’s average maturity, duration, or credit quality or to shift assets into and out of higher-yielding or lower-yielding securities or different sectors.”

In addition, the “PRINCIPAL RISKS” section of the Summary for the Portfolio is amended to add the following risk factors:

“¡ Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

¡ Prepayment and Extension Risk – Prepayment risk is the risk that principal on a debt obligation will be paid earlier than scheduled or expected, which could reduce yield and market value of the security and shorten the Portfolio’s average effective maturity. The rate of prepayments tends to increase as interest rates fall. Extension risk is the risk that, as interest rates rise, repayments on a debt obligation may occur more slowly than anticipated by the market and the obligation may remain outstanding longer.

¡ Underlying Portfolio Risk – The Portfolio may serve as an investment option, or “Underlying Portfolio,” for other portfolios of Northwestern Mutual Series Fund, Inc. that are managed as “fund of funds.” As a result, from time to time, the Portfolio may experience relatively large investments or redemptions from those other portfolios and could be required to invest cash or sell securities at a time when it is not advantageous to do so.”

The “PORTFOLIO MANAGEMENT” section of the Summary for the Portfolio is amended to read as follows:

“Investment Adviser: Mason Street Advisors, LLC

Sub-Adviser: T. Rowe Price Associates, Inc. (T. Rowe Price)

Portfolio Manager: Edward A. Wiese, CFA, Lead Portfolio Manager and Chairman of T. Rowe Price’s Investment Advisory Committee, joined T. Rowe Price in 1984 and has managed the Portfolio since 2014.”

The following text replaces the information for T. Rowe Price currently set forth under the “The Sub-Advisers” sub-section of the Prospectus section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS:”

“T. Rowe Price Associates, Inc. (“T. Rowe Price”), 100 East Pratt Street, Baltimore, Maryland 21202, a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company, is the sub-adviser for the Small Cap Value, Equity Income, and Short-Term Bond Portfolios.”

The following text replaces the information set forth under the “Short-Term Bond Portfolio” paragraph of the “Portfolio Managers” sub-section of the Prospectus section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS:”

“Edward A Wiese, CFA, Lead Portfolio Manager and Chairman of T. Rowe Price’s Investment Advisory Committee, has managed the Portfolio since 2014. Mr. Wiese joined T. Rowe Price in 1994 and has been Chairman of the Investment Advisory Committee since 1995. He has served as a portfolio manager with T. Rowe Price throughout the past five years. Mr. Wiese has received the Chartered Financial Analyst designation.”

Finally, in connection with the appointment of T. Rowe Price as sub-adviser for the Portfolio, the primary index for the Portfolio is changing from the Barclays® U.S. Aggregate 1-3 Years Index to the Barclays® 1-3 Year U.S. Government/Credit Bond Index, effective October 31, 2014.

Money Market Portfolio

The “PRINCIPAL INVESTMENT STRATEGIES” section of the Summary for the Money Market Portfolio is amended to read as follows:

“As a money market fund, the Portfolio invests only in high quality, short term, dollar-denominated money market instruments that present minimal credit risks, as determined by management. The Portfolio primarily invests in the following types of securities: obligations of the U.S. Government (including its agencies and instrumentalities); short-term corporate debt securities of domestic and foreign corporations; obligations of domestic and foreign commercial banks, savings banks, and savings and loan associations; commercial paper; and repurchase agreements. The Portfolio may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments, and when-issued and delayed delivery instruments. The Portfolio may invest more than 25% of its total assets in domestic or dollar-denominated foreign bank obligations. The Portfolio’s investments will comply with applicable rules governing the quality, maturity, liquidity and diversification of securities held by money market funds under Rule

2a-7 under the Investment Company Act of 1940. The Portfolio seeks to maintain a net asset value of $1.00 per share.

The Portfolio invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. Because the Portfolio intends to purchase securities that mature in 397 days or fewer from the date of purchase, the level of purchases will be relatively high. However, as transaction costs on Portfolio investments are generally not substantial, the high level of purchases is not expected to adversely affect the Portfolio’s net asset value or net income.”

In addition, the “PRINCIPAL RISKS” section of the Summary for the Portfolio is amended to include the following as principal risks:

“¡ Mortgage- and Asset-Backed Securities Risk – The risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, credit risk, liquidity risk, extension risk and prepayment risk.

¡ Municipal Securities Risk – Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities may not be backed by the full faith, credit and taxing power of the issuer. If events occur after the security is acquired that impact the security’s tax-exempt status, interest from the security could become taxable and the security could decline significantly in value.

¡ Regulatory Risk – Money market funds are subject to extensive regulation. The Securities and Exchange Commission (SEC) has recently adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The effects of recent regulatory amendments on the Portfolio are uncertain but may affect the Portfolio’s operations and return potential.

¡ Repurchase Agreements Risk – If the other party to a repurchase agreement defaults on its obligation under the agreement, the Portfolio may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Portfolio may lose money.

¡ Underlying Portfolio Risk – The Portfolio may serve as an investment option, or “Underlying Portfolio,” for other portfolios of Northwestern Mutual Series Fund, Inc. that are managed as “fund of funds.” As a result, from time to time, the Portfolio may experience relatively large investments or redemptions from those other portfolios and could be required to invest cash or sell securities at a time when it is not advantageous to do so.

¡ Variable and Floating Rate Instrument Risk – Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The absence of an active market for these securities could make it difficult for the Portfolio to dispose of them if the issuer defaults.

¡ When-Issued and Delayed Delivery Transactions Risk – When issued and delayed delivery securities involve the risk that the security will lose value prior to its delivery. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain the security’s price.”

The “PORTFOLIO MANAGEMENT” section of the Summary for the Portfolio is amended to read as follows:

“Investment Adviser: Mason Street Advisors, LLC

Sub-Adviser: BlackRock Advisors, LLC”

The following text is hereby inserted under the “The Sub-Advisers” sub-section of the Prospectus section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS:”

“BlackRock Advisors, LLC (“BlackRock”), 100 Bellevue Parkway Wilmington, Delaware 19809, an indirect, wholly-owned subsidiary of BlackRock, Inc., serves as sub-adviser to the Money Market Portfolio. BlackRock was organized in 1994 to perform advisory services for investment companies.”

Adjustment to Advisory Fee Waiver for the Money Market Portfolio

Effective August 30, 2014, the Prospectus is hereby amended by replacing the eleventh paragraph under the “Advisory Fee Waiver Agreements” portion of the “Advisory Fees” sub-section of the Prospectus section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS,” with the following language:

“Effective August 30, 2014, Mason Street Advisors will waive its advisory fee and/or reimburse expenses in excess of the Portfolio’s daily yield so as to maintain a zero or positive yield for the Portfolio.”

Updates Relating to the Balanced and Asset Allocation Portfolios

Fixed Income Fund of Funds Strategy. As stated in the Prospectus, each of the Balanced and Asset Allocation Portfolios expects to transition to a “fund of funds” strategy to obtain each Portfolio’s fixed income exposure by investing in one or more of the Fund’s fixed income portfolios. The transition is expected to occur on or about August 29, 2014, earlier than the previously expected transition date of October 31, 2014. The transition may impact the ability of each Portfolio to actively pursue its current fixed income strategy for a limited period of time prior to the transition.

Temporary Fee Waiver. In connection with the transition described above, the Fund’s investment adviser, Mason Street Advisors, LLC, has agreed to temporarily waive its entire advisory fee applicable to the Balanced and Asset Allocation Portfolios on assets invested in the Fund’s Select Bond and High Yield Bond Portfolios for the period from August 29, 2014 through October 31, 2014.

Portfolio Manager Changes. In light of the fixed income strategy change, effective August 29, 2014, Steven J. Lyons and Andrew T. Wassweiler will no longer serve as portfolio managers of the Balanced and Asset Allocation Portfolios.

As a result of these changes, the following amendments are made effective August 29, 2014:

The following text replaces the corresponding paragraph currently set forth under the “PRINCIPAL INVESTMENT STRATEGIES” section of the Summary for each of the Balanced and Asset Allocation Portfolios:

“Effective on or about August 29, 2014, the Portfolio will operate as a “fund of funds” to gain the Portfolio’s fixed income exposure by investing in one or more of the fixed income portfolios of Northwestern Mutual Series Fund, Inc. (each, an “Underlying Portfolio” after such date). The adviser will allocate the Portfolio’s assets among the fixed income Underlying Portfolios based on the adviser’s economic and market outlook and the investment objectives and strategies of the fixed income Underlying Portfolios. The adviser will regularly review and adjust the allocation as determined by the adviser to be most favorable from time to time to achieve the Portfolio’s investment objective.”

The “PORTFOLIO MANAGEMENT” section of the Summary for each of the Balanced and Asset Allocation Portfolios is amended to read as follows:

“Investment Adviser: Mason Street Advisors, LLC (MSA)

Portfolio Manager: Daniel J. Meehan manages the allocation of the Portfolio’s assets among the asset classes and among the Underlying Portfolios. He is a Director of MSA, joined MSA in 2004 and has managed the Portfolio since 2013.”

The following text replaces the second sentence set forth under the “Fund of Funds Investing” paragraph of the “More About Principal Investment Strategies and Risks” sub-section of the Prospectus section titled “MORE ABOUT INVESTMENT STRATEGIES AND RISKS:”

“Effective on or about August 29, 2014, the Portfolios will operate as an affiliated fund of funds to gain the Portfolios’ fixed income exposure by investing in one or more of the Fund’s fixed income portfolios (each, an “Underlying Portfolio” after such date).”

The following text replaces the information set forth under the “Balanced Portfolio/Asset Allocation Portfolio” paragraph of the “Portfolio Managers” sub-section of the Prospectus section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS:”

“Daniel J. Meehan is responsible for making the allocation decisions across the asset categories and among the Underlying Portfolios for each of the Balanced and Asset

Allocation Portfolios. For Mr. Meehan’s biographical information, please refer to “Index 500 Stock Portfolio,” above.”

The following sentence is added to the end of the sixteenth paragraph relating to the advisory fee waiver in effect for the Balanced Portfolio set forth under the “Advisory Fee Waiver Agreements” portion of the “Advisory Fees” sub-section of the Prospectus section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS:”

“For the period from August 29, 2014 through October 31, 2014, Mason Street Advisors has agreed to temporarily waive its entire advisory fee applicable to the Balanced Portfolio’s assets invested in the Fund’s Select Bond and High Yield Bond Portfolios.”

Finally, the following sentence is added to the end of the seventeenth paragraph relating to advisory fee waivers in effect for the Asset Allocation Portfolio set forth under the “Advisory Fee Waiver Agreements” portion of the “Advisory Fees” sub-section of the Prospectus section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS:”

“For the period from August 29, 2014 through October 31, 2014, Mason Street Advisors has agreed to temporarily waive its entire advisory fee applicable to the Asset Allocation Portfolio’s assets invested in the Fund’s Select Bond and High Yield Bond Portfolios.”

Addition of Principal Risk Factor for the Long-Term U.S. Government Bond, Inflation Protection and Multi-Sector Bond Portfolios

In connection with the Balanced and Asset Allocation Portfolios’ transition to a “fund of funds” strategy to obtain its fixed income exposure by investing in one or more of the Fund’s fixed income portfolios, the following is added to the “PRINCIPAL RISKS” section of the Summary for each of the Long-Term U.S. Government Bond, Inflation Protection and Multi-Sector Bond Portfolios, effective August 29, 2014:

“Underlying Portfolio Risk – The Portfolio may serve as an investment option, or “Underlying Portfolio,” for other portfolios of Northwestern Mutual Series Fund, Inc. that are managed as “fund of funds.” As a result, from time to time, the Portfolio may experience relatively large investments or redemptions from those other portfolios and could be required to invest cash or sell securities at a time when it is not advantageous to do so.”

Update Relating to Sub-Advisory Structure for the International Growth Portfolio

Ms. Carmel Wellso, co-portfolio manager of the Fund’s International Growth Portfolio has rejoined the offices of Janus Capital Management LLC (“Janus”) where she will continue to serve as co-portfolio manager of the International Growth Portfolio. As a result, the Investment Sub-Sub Advisory Agreement between Janus and Janus Capital Singapore Pte. Limited is no longer necessary and is terminated effective June 30, 2014.

As a result of this change, the following amendments are made effective June 30, 2014:

The “PORTFOLIO MANAGEMENT” section of the Summary for the International Growth Portfolio is amended to read as follows:

“Investment Adviser: Mason Street Advisors, LLC

Sub-Adviser: Janus Capital Management LLC (Janus)

Portfolio Managers: Julian McManus, Co-Portfolio Manager of Janus, joined Janus in 2004 and has been co-portfolio manager of the Portfolio since September 2010.

Guy Scott, Co-Portfolio Manager of Janus, joined Janus in 2007 and has been co-portfolio manager of the Portfolio since September 2010.

Carmel Wellso, Co-Portfolio Manager of Janus, joined Janus in 2008 and has been co-portfolio manager of the Portfolio since September 2010.”

In addition, the following text replaces the information for Janus currently set forth under the “The Sub-Advisers” sub-section of the Prospectus section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS:”

“Janus Capital Management LLC (“Janus”), 151 Detroit Street, Denver, Colorado 80206, is the sub-adviser for the Focused Appreciation Portfolio and the International Growth Portfolio. Janus (together with its predecessors) has served as an investment adviser since 1969 and currently serves as investment adviser, or sub-adviser, to separately managed accounts, mutual funds, as well as commingled pools or private funds, and wrap fee accounts. Janus is a direct subsidiary of Janus Capital Group, Inc. (“JCGI”), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus, with the remaining 5% held by Janus Management Holdings Corporation.”

In addition, the following text replaces the corresponding information for Ms. Wellso currently set forth under the “International Growth Portfolio” paragraph of the “Portfolio Managers” sub-section of the Prospectus section entitled “THE INVESTMENT ADVISER AND SUB-ADVISERS:”

“Carmel Wellso, Co-Portfolio Manager of Janus, has been co-portfolio manager of the Portfolio since September 2010. Ms. Wellso joined Janus in 2008 as a research analyst. Ms. Wellso also manages other Janus accounts.”

Portfolio Manager Update for the Index 500 Stock, Index 400 Stock and Index 600 Stock Portfolios

Effective August 29, 2014, Joseph A. Travia will serve as co-portfolio manager of the Index 500 Stock, Index 400 Stock and Index 600 Stock Portfolios. Accordingly, the following amendments are made effective as of August 29, 2014:

The “PORTFOLIO MANAGEMENT” section of the Summary for each of the Index 500 Stock, Index 400 Stock and Index 600 Stock Portfolios contained in the Prospectus is amended to read as follows:

“Investment Adviser: Mason Street Advisors, LLC (MSA)

Portfolio Managers: Daniel J. Meehan is a Director of MSA and joined MSA in 2004. He has co-managed the Portfolio since 2013.

Steven A. Warren is an Associate of MSA and joined The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) in 1998. He has co-managed the Portfolio since 2010.

Joseph A. Travia is an Associate of MSA, joined MSA in 2002 and joined Northwestern Mutual in 1999. He has co-managed the Portfolio since 2014”

In addition, the following text is added to each of the “Index 500 Stock Portfolio”, “Index 400 Stock Portfolio”, and “Index 600 Stock Portfolio” paragraphs of the “Portfolio Managers” sub-section of the Prospectus section entitled “THE INVESTMENT ADVISER AND SUB-ADVISERS:”

“Joseph A. Travia, Associate of Mason Street Advisors, acts as co-manager for the Portfolio. Mr. Travia, who joined Mason Street Advisors in 2002 and Northwestern Mutual in 1999, is also a portfolio manager for the Fund’s other index portfolios. He has co-managed the Portfolio since 2014.”

Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.

Select Bond Portfolio

Supplement Dated August 22, 2014

to the

Summary Prospectus for the Select Bond Portfolio Dated May 1, 2014

The following information supplements the Summary Prospectus for the Select Bond Portfolio of Northwestern Mutual Series Fund, Inc. (“Fund”) dated May 1, 2014 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus.

Appointment of Sub-Adviser

On August 6, 2014, the Fund’s Board of Directors approved an Investment Sub-Advisory Agreement with Wells Capital Management, Inc. (“Wells Capital”) relating to the Fund’s Select Bond Portfolio (“Portfolio”). Wells Capital will begin to provide sub-advisory services on or about October 31, 2014. In approving the Investment Sub-Advisory Agreement, the Fund relied on an Exemptive Order issued by the Securities and Exchange Commission that permits the Fund and its investment adviser to hire or terminate a sub-adviser at any time without shareholder approval so long as, among other conditions, shareholders are provided notice of the change.

As a result of this change, the Summary Prospectus shall be amended effective October 31, 2014, as noted below.

The “PRINCIPAL INVESTMENT STRATEGIES” section is amended to read as follows:

“Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment grade debt securities with maturities exceeding one year. Investment grade securities are securities rated investment grade by at least one Nationally Recognized Statistical Rating Organization (e.g., BBB- or higher by Standard & Poor’s or Baa3 or higher by Moody’s), or, if unrated, determined by the Portfolio’s adviser to be of comparable quality. The Portfolio invests primarily in U.S. Government obligations, corporate bonds and mortgage- and asset-backed securities, including mortgage dollar rolls, and may invest in Rule 144A securities. The Portfolio may invest up to 20% of net assets in non-investment grade, high yield/high risk bonds (so called “junk bonds”). Also, the Portfolio may invest up to 30% of net assets in foreign securities, consistent with its investment objectives. Foreign securities held by the Portfolio consist primarily of U.S. dollar denominated securities but may also include non-U.S. dollar denominated securities. Debt securities may be of any maturity or duration, but under normal market conditions, the Portfolio attempts to maintain an overall dollar-weighted average effective duration (an aggregate measure of the sensitivity of the Portfolio’s fixed income portfolio securities to changes in interest rates) that is within 10% of the Barclays® U.S. Aggregate Index, which had a duration of 5.6 years as of June 30, 2014.

The adviser uses a “bottom up,” fundamental, relative value investment approach to construct the portfolio of investments. The adviser invests in debt securities that it believes offer competitive returns and are undervalued, offering additional income and/or price appreciation potential relative to other debt securities of similar credit quality and interest rate sensitivity. The adviser may engage in active and frequent trading of portfolio securities to achieve its investment objectives.

The adviser may sell a portfolio security that has achieved its desired return or if the adviser believes the security or its sector has become overvalued. The adviser may also sell a security if a more attractive opportunity becomes available or if the security is no longer attractive due to its risk profile or as a result of changes in the overall market environment.”

In addition, the “PRINCIPAL RISKS” section of the Summary for the Portfolio is amended by deleting “Derivatives Risk”, “Foreign Currency Risk” and “Securities Lending Risk”, amending “Liquidity Risk” and adding “High Portfolio Turnover Risk” and “Underlying Portfolio Risk” each as set forth below:

“¡ High Portfolio Turnover Risk – Active and frequent trading may cause higher brokerage expenses and other transaction costs, which may adversely affect the Portfolio’s performance.

¡ Liquidity Risk – Particular fixed income investments, including Rule 144A securities, may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn.

¡ Underlying Portfolio Risk – The Portfolio may serve as an investment option, or “Underlying Portfolio,” for other portfolios of Northwestern Mutual Series Fund, Inc. that are managed as “fund of funds.” As a result, from time to time, the Portfolio may experience relatively large investments or redemptions from those other portfolios and could be required to invest cash or sell securities at a time when it is not advantageous to do so.”

The “PORTFOLIO MANAGEMENT” section is amended to read as follows:

“Investment Adviser: Mason Street Advisors, LLC

Sub-Adviser: Wells Capital Management, Inc. (Wells Capital)

Portfolio Managers: Troy Ludgood, Senior Portfolio Manager at Wells Capital, has been with Wells Capital since 2004 and has co-managed the Portfolio since 2014.

Thomas O’Connor, CFA, Senior Portfolio Manager at Wells Capital, has been with Wells Capital since 2000 and has co-managed the Portfolio since 2014.”

The Portfolio may experience increased portfolio turnover over the short term in connection with the transition to a new sub-adviser. Increased portfolio turnover can result in higher brokerage commissions and other transaction costs, which can adversely affect performance.

Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.

High Yield Bond Portfolio

Supplement Dated August 22, 2014

to the

Summary Prospectus for the High Yield Bond Portfolio Dated May 1, 2014

The following information supplements the Summary Prospectus for the High Yield Bond Portfolio of Northwestern Mutual Series Fund, Inc. (“Fund”) dated May 1, 2014 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus.

Appointment of Sub-Adviser

On August 6, 2014, the Fund’s Board of Directors approved an Investment Sub-Advisory Agreement with Federated Investment Management Company (“Federated”) relating to the Fund’s High Yield Bond Portfolio (“Portfolio”). Federated will begin to provide sub-advisory services on or about October 31, 2014. In approving the Investment Sub-Advisory Agreement, the Fund relied on an Exemptive Order issued by the Securities and Exchange Commission that permits the Fund and its investment adviser to hire or terminate a sub-adviser at any time without shareholder approval so long as, among other conditions, shareholders are provided notice of the change.

As a result of this change, the Summary Prospectus shall be amended effective October 31, 2014, as noted below.

The “PRINCIPAL INVESTMENT STRATEGIES” section is amended to read as follows:

“Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in non-investment grade debt securities. Non-investment grade securities are securities rated below investment grade by at least one Nationally Recognized Statistical Rating Organization (e.g., BB+ or lower by Standard & Poor’s or Ba1 or lower by Moody’s), or, if unrated, determined by the Portfolio’s adviser to be of comparable quality. The Portfolio may invest up to 30% of net assets in foreign securities, consistent with its investment objective. Foreign securities held by the Portfolio consist primarily of U.S. dollar denominated securities but may also include non-U.S. dollar denominated securities.

The securities in which the Portfolio primarily invests are considered speculative and are sometimes known as “junk bonds.” These securities tend to offer higher yields than higher rated securities of comparable maturities because the historical financial condition of the issuers of these securities is usually not as strong as that of other issuers. Some of the fixed income securities in which the Portfolio invests may be convertible securities. The Portfolio may also invest in loans made to non-investment grade companies, or “levered loans,” which investments generally will be in the form of loan participations or assignments of such loans.

The adviser’s selects securities that it believes have attractive risk-return characteristics and seeks to minimize default risk and other risks through careful security selection and diversification. The adviser’s securities selection process consists of a credit-intensive, fundamental analysis of the issuer. The adviser’s analysis focuses on the issuer’s financial condition, business and product strength, competitive position and management expertise. Further, the adviser considers current economic, financial market and industry factors, which may affect the issuer. The adviser does not limit the Portfolio’s investments to securities of a particular maturity range.

The adviser strives to adhere to a strong sell discipline and generally effects a sale if it believes a security’s future total return has become less attractive relative to other securities, the company begins to perform poorly, the industry outlook changes, or any other event occurs that changes the adviser’s conclusion.”

In addition, the “PRINCIPAL RISKS” section of the Summary for the Portfolio is amended to add the following risk factor:

“¡ Underlying Portfolio Risk – The Portfolio may serve as an investment option, or “Underlying Portfolio,” for other portfolios of Northwestern Mutual Series Fund, Inc. that are managed as “fund of funds.” As a result, from time to time, the Portfolio may experience relatively large investments or redemptions from those other portfolios and could be required to invest cash or sell securities at a time when it is not advantageous to do so.”

The “PORTFOLIO MANAGEMENT” section is amended to read as follows:

“Investment Adviser: Mason Street Advisors, LLC

Sub-Adviser: Federated Investment Management Company (Federated)

Portfolio Manager: Mark E. Durbiano, CFA, Senior Portfolio Manager and Senior Vice President of Federated, has been with Federated since 1982 and has managed the Portfolio since 2014.”

The Portfolio may experience increased portfolio turnover over the short term in connection with the transition to a new sub-adviser. Increased portfolio turnover can result in higher brokerage commissions and other transaction costs, which can adversely affect performance.

Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.

Short-Term Bond Portfolio

Supplement Dated August 22, 2014

to the

Summary Prospectus for the Short-Term Bond Portfolio Dated May 1, 2014

The following information supplements the Summary Prospectus for the Short-Term Bond Portfolio of Northwestern Mutual Series Fund, Inc. (“Fund”) dated May 1, 2014 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus.

Appointment of Sub-Adviser

On August 6, 2014, the Fund’s Board of Directors approved an Investment Sub-Advisory Agreement with T. Rowe Price Associates, Inc. (“T. Rowe Price”) relating to the Fund’s Short-Term Bond Portfolio (“Portfolio”). T. Rowe Price will begin to provide sub-advisory services on or about October 31, 2014. In approving the Investment Sub-Advisory Agreement, the Fund relied on an Exemptive Order issued by the Securities and Exchange Commission that permits the Fund and its investment adviser to hire or terminate a sub-adviser at any time without shareholder approval so long as, among other conditions, shareholders are provided notice of the change.

As a result of this change, the Summary Prospectus shall be amended effective October 31, 2014, as noted below.

The “PRINCIPAL INVESTMENT STRATEGIES” section is amended to read as follows:

“Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment grade debt securities. Investment grade securities are securities rated “investment grade” by at least one Nationally Recognized Statistical Rating Organization (e.g., BBB- or higher by Standard & Poor’s or Baa3 or higher by Moody’s), or, if unrated, determined by the Portfolio’s adviser to be of comparable quality. The Portfolio may invest up to 20% of net assets in non-investment grade, high yield/high risk bonds (so called “junk bonds”). Also, the Portfolio may invest up to 30% of net assets in foreign securities, consistent with its investment objective. Foreign securities held by the Portfolio may consist of both U.S. dollar and non-U.S. dollar denominated securities. Debt securities may be of any maturity, but under normal market conditions, the Portfolio’s average effective maturity will not exceed three years. The Portfolio may invest in mortgage- and asset-backed securities. The Portfolio may also utilize futures and forward contracts primarily to adjust the Portfolio’s duration and yield curve exposure, as well as hedge foreign currency exposure, swap agreements, including the purchase or sale of credit default swaps and interest rate swaps (to take a position on interest rates moving either up or down) in keeping with its investment objective.

The adviser uses both a “top down” and “bottom up” investment approach to construct the portfolio of investments. The top down investment approach involves an evaluation by the adviser of the overall macroeconomic environment and its potential impact on the on the level and direction of interest rates. The advisor then identifies sectors it believes have the best potential for performance based on its economic outlook. The bottom up investment approach focuses on fundamental research of individual issuers. Investment decisions reflect the adviser’s outlook for interest rates and the economy, as well as the prices, yields, and credit quality of various securities in which the Portfolio may invest.

The adviser may sell a portfolio security for a variety of reasons, such as to adjust the Portfolio’s average maturity, duration, or credit quality or to shift assets into and out of higher-yielding or lower-yielding securities or different sectors.”

In addition, the “PRINCIPAL RISKS” section of the Summary for the Portfolio is amended to add the following risk factors:

“¡ Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

¡ Prepayment and Extension Risk – Prepayment risk is the risk that principal on a debt obligation will be paid earlier than scheduled or expected, which could reduce yield and market value of the security and shorten the Portfolio’s average effective maturity. The rate of prepayments tends to increase as interest rates fall. Extension risk is the risk that, as interest rates rise, repayments on a debt obligation may occur more slowly than anticipated by the market and the obligation may remain outstanding longer.

¡ Underlying Portfolio Risk – The Portfolio may serve as an investment option, or “Underlying Portfolio,” for other portfolios of Northwestern Mutual Series Fund, Inc. that are managed as “fund of funds.” As a result, from time to time, the Portfolio may experience relatively large investments or redemptions from those other portfolios and could be required to invest cash or sell securities at a time when it is not advantageous to do so.”

The “PORTFOLIO MANAGEMENT” section is amended to read as follows:

“Investment Adviser: Mason Street Advisors, LLC

Sub-Adviser: T. Rowe Price Associates, Inc. (T. Rowe Price)

Portfolio Manager: Edward A. Wiese, CFA, Lead Portfolio Manager and Chairman of T. Rowe Price’s Investment Advisory Committee, joined T. Rowe Price in 1984 and has managed the Portfolio since 2014.”

Finally, in connection with the appointment of T. Rowe Price as sub-adviser for the Portfolio, the primary index for the Portfolio is changing from the Barclays® U.S.

Aggregate 1-3 Years Index to the Barclays® 1-3 Year U.S. Government/Credit Bond Index, effective October 31, 2014.

The Portfolio may experience increased portfolio turnover over the short term in connection with the transition to a new sub-adviser. Increased portfolio turnover can result in higher brokerage commissions and other transaction costs, which can adversely affect performance.

Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.

Money Market Portfolio

Supplement Dated August 22, 2014

to the

Summary Prospectus for the Money Market Portfolio Dated May 1, 2014

The following information supplements the Summary Prospectus for the Money Market Portfolio of Northwestern Mutual Series Fund, Inc. (“Fund”) dated May 1, 2014 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus.

Appointment of Sub-Adviser

On August 6, 2014, the Fund’s Board of Directors approved an Investment Sub-Advisory Agreement with BlackRock Advisors, LLC (“BlackRock”) relating to the Fund’s Money Market Portfolio (“Portfolio”). BlackRock will begin to provide sub-advisory services on or about October 31, 2014. In approving the Investment Sub-Advisory Agreement, the Fund relied on an Exemptive Order issued by the Securities and Exchange Commission that permits the Fund and its investment adviser to hire or terminate a sub-adviser at any time without shareholder approval so long as, among other conditions, shareholders are provided notice of the change.

As a result of this change, the Summary Prospectus shall be amended effective October 31, 2014, as noted below.

The “PRINCIPAL INVESTMENT STRATEGIES” section is amended to read as follows:

“As a money market fund, the Portfolio invests only in high quality, short term, dollar-denominated money market instruments that present minimal credit risks, as determined by management. The Portfolio primarily invests in the following types of securities: obligations of the U.S. Government (including its agencies and instrumentalities); short-term corporate debt securities of domestic and foreign corporations; obligations of domestic and foreign commercial banks, savings banks, and savings and loan associations; commercial paper; and repurchase agreements. The Portfolio may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments, and when-issued and delayed delivery instruments. The Portfolio may invest more than 25% of its total assets in domestic or dollar-denominated foreign bank obligations. The Portfolio’s investments will comply with applicable rules governing the quality, maturity, liquidity and diversification of securities held by money market funds under Rule 2a-7 under the Investment Company Act of 1940. The Portfolio seeks to maintain a net asset value of $1.00 per share.

The Portfolio invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less. Because the Portfolio intends to purchase securities that mature in 397 days or fewer from the date of purchase, the level of purchases will be relatively high. However, as transaction costs on Portfolio investments are generally not substantial, the high level of purchases is not expected to adversely affect the Portfolio’s net asset value or net income.”

In addition, the “PRINCIPAL RISKS” section of the Summary for the Portfolio is amended to include the following as principal risks:

“¡ Mortgage- and Asset-Backed Securities Risk – The risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, credit risk, liquidity risk, extension risk and prepayment risk.

¡ Municipal Securities Risk – Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities may not be backed by the full faith, credit and taxing power of the issuer. If events occur after the security is acquired that impact the security’s tax-exempt status, interest from the security could become taxable and the security could decline significantly in value.

¡ Regulatory Risk – Money market funds are subject to extensive regulation. The Securities and Exchange Commission (SEC) has recently adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The effects of recent regulatory amendments on the Portfolio are uncertain but may affect the Portfolio’s operations and return potential.

¡ Repurchase Agreements Risk – If the other party to a repurchase agreement defaults on its obligation under the agreement, the Portfolio may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Portfolio may lose money.

¡ Underlying Portfolio Risk – The Portfolio may serve as an investment option, or “Underlying Portfolio,” for other portfolios of Northwestern Mutual Series Fund, Inc. that are managed as “fund of funds.” As a result, from time to time, the Portfolio may experience relatively large investments or redemptions from those other portfolios and could be required to invest cash or sell securities at a time when it is not advantageous to do so.”

¡ Variable and Floating Rate Instrument Risk – Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The absence of an active market for these securities could make it difficult for the Portfolio to dispose of them if the issuer defaults.

¡ When-Issued and Delayed Delivery Transactions Risk – When issued and delayed delivery securities involve the risk that the security will lose value prior to its delivery. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. IF this occurs, the Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain the security’s price.”

The “PORTFOLIO MANAGEMENT” section is amended to read as follows:

“Investment Adviser: Mason Street Advisors, LLC

Sub-Adviser: BlackRock Advisors, LLC”

The Portfolio may experience increased portfolio turnover over the short term in connection with the transition to a new sub-adviser. Increased portfolio turnover can result in higher brokerage commissions and other transaction costs, which can adversely affect performance.

Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.

Balanced Portfolio

Supplement Dated August 22, 2014

to the

Summary Prospectus for the Balanced Portfolio Dated May 1, 2014

The following information supplements the Summary Prospectus for the Balanced Portfolio of Northwestern Mutual Series Fund, Inc. (“Fund”) dated May 1, 2014 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus.

Fixed Income Fund of Funds Strategy

As stated in the Summary Prospectus, the Balanced Portfolio expects to transition to a “fund of funds” strategy to obtain the Portfolio’s fixed income exposure by investing in one or more of the Fund’s fixed income portfolios. The transition is expected to occur on or about August 29, 2014, earlier than the previously expected transition date of October 31, 2014. The transition may impact the ability of the Balanced Portfolio to actively pursue its current fixed income strategy for a limited period of time prior to the transition.

Portfolio Manager Changes

Effective August 29, 2014, in light of the fixed income strategy change, Steven J. Lyons and Andrew T. Wassweiler will no longer serve as portfolio managers of the Balanced Portfolio.

As a result of these changes, the following amendments are made to the Portfolio’s Summary Prospectus effective August 29, 2014:

The following text replaces the corresponding paragraph currently set forth under the “PRINCIPAL INVESTMENT STRATEGIES” section:

“Effective on or about August 29, 2014, the Portfolio will operate as a “fund of funds” to gain the Portfolio’s fixed income exposure by investing in one or more of the fixed income portfolios of Northwestern Mutual Series Fund, Inc. (each, an “Underlying Portfolio” after such date). The adviser will allocate the Portfolio’s assets among the fixed income Underlying Portfolios based on the adviser’s economic and market outlook and the investment objectives and strategies of the fixed income Underlying Portfolios. The adviser will regularly review and adjust the allocation as determined by the adviser to be most favorable from time to time to achieve the Portfolio’s investment objective.”

The “PORTFOLIO MANAGEMENT” section is amended to read as follows:

“Investment Adviser: Mason Street Advisors, LLC (MSA)

Portfolio Manager: Daniel J. Meehan manages the allocation of the Portfolio’s assets among the asset classes and among the Underlying Portfolios. He is a Director of MSA, joined MSA in 2004 and has managed the Portfolio since 2013.”

Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.

Asset Allocation Portfolio

Supplement Dated August 22, 2014

to the

Summary Prospectus for the Asset Allocation Portfolio Dated May 1, 2014

The following information supplements the Summary Prospectus for the Asset Allocation Portfolio of Northwestern Mutual Series Fund, Inc. (“Fund”) dated May 1, 2014 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus.

Fixed Income Fund of Funds Strategy

As stated in the Summary Prospectus, the Asset Allocation Portfolio expects to transition to a “fund of funds” strategy to obtain the Portfolio’s fixed income exposure by investing in one or more of the Fund’s fixed income portfolios. The transition is expected to occur on or about August 29, 2014, earlier than the previously expected transition date of October 31, 2014. The transition may impact the ability of the Asset Allocation Portfolio to actively pursue its current fixed income strategy for a limited period of time prior to the transition.

Portfolio Manager Changes

Effective August 29, 2014, in light of the fixed income strategy change, Steven J. Lyons and Andrew T. Wassweiler will no longer serve as portfolio managers of the Asset Allocation Portfolio.

As a result of these changes, the following amendments are made to the Portfolio’s Summary Prospectus effective August 29, 2014:

The following text replaces the corresponding paragraph currently set forth under the “PRINCIPAL INVESTMENT STRATEGIES” section:

“Effective on or about August 29, 2014, the Portfolio will operate as a “fund of funds” to gain the Portfolio’s fixed income exposure by investing in one or more of the fixed income portfolios of Northwestern Mutual Series Fund, Inc. (each, an “Underlying Portfolio” after such date). The adviser will allocate the Portfolio’s assets among the fixed income Underlying Portfolios based on the adviser’s economic and market outlook and the investment objectives and strategies of the fixed income Underlying Portfolios. The adviser will regularly review and adjust the allocation as determined by the adviser to be most favorable from time to time to achieve the Portfolio’s investment objective.”

The “PORTFOLIO MANAGEMENT” section is amended to read as follows:

“Investment Adviser: Mason Street Advisors, LLC (MSA)

Portfolio Manager: Daniel J. Meehan manages the allocation of the Portfolio’s assets among the asset classes and among the Underlying Portfolios. He is a

Director of MSA, joined MSA in 2004 and has managed the Portfolio since 2013.”

Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.

Long-Term U.S. Government Bond Portfolio

Inflation Protection Portfolio

Multi-Sector Bond Portfolio

Supplement Dated August 22, 2014

to the

Summary Prospectus for the Long-Term U.S. Government Bond, Inflation Protection Bond and

Multi-Sector Bond Portfolios Dated May 1, 2014

The following information supplements the Summary Prospectus for each of the Long-Term U.S. Government Bond, Inflation Protection Bond and Multi-Sector Bond Portfolios of Northwestern Mutual Series Fund, Inc. (“Fund”) dated May 1, 2014 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus.

Addition of Principal Risk Factor

Effective on or about August 29, 2014, the Fund’s Balanced and Asset Allocation Portfolios expect to transition to a “fund of funds” strategy to obtain each Portfolio’s fixed income exposure by investing in one or more of the Fund’s fixed income portfolios. In connection with the transition, effective August 29, 2014, the following is added to the “PRINCIPAL RISKS” section of the Summary for each of the Long-Term U.S. Government Bond, Inflation Protection and Multi-Sector Bond Portfolios:

“Underlying Portfolio Risk – The Portfolio may serve as an investment option, or “Underlying Portfolio,” for other portfolios of Northwestern Mutual Series Fund, Inc. that are managed as “fund of funds.” As a result, from time to time, the Portfolio may experience relatively large investments or redemptions from those other portfolios and could be required to invest cash or sell securities at a time when it is not advantageous to do so.”

Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.

International Growth Portfolio

Supplement Dated August 22, 2014

to the

Summary Prospectus for the International Growth Portfolio Dated May 1, 2014

The following information supplements the Summary Prospectus for the International Growth Portfolio of Northwestern Mutual Series Fund, Inc. dated May 1, 2014 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus.

Update Relating to Sub-Advisory Structure for the International Growth Portfolio

Ms. Carmel Wellso, co-portfolio manager of the International Growth Portfolio has rejoined the offices of Janus Capital Management LLC (“Janus”) where she will continue to serve as co-portfolio manager of the International Growth Portfolio. As a result, the Investment Sub-Sub Advisory Agreement between Janus and Janus Capital Singapore Pte. Limited is no longer necessary and is terminated effective June 30, 2014.

As a result of this change, the “PORTFOLIO MANAGEMENT” section of the Summary Prospectus is amended effective June 30, 2014 to read as follows:

“Investment Adviser: Mason Street Advisors, LLC

Sub-Adviser: Janus Capital Management LLC (Janus)

Portfolio Managers: Julian McManus, Co-Portfolio Manager of Janus, joined Janus in 2004 and has been co-portfolio manager of the Portfolio since September 2010.

Guy Scott, Co-Portfolio Manager of Janus, joined Janus in 2007 and has been co-portfolio manager of the Portfolio since September 2010.

Carmel Wellso, Co-Portfolio Manager of Janus, joined Janus in 2008 and has been co-portfolio manager of the Portfolio since September 2010.

Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.

Index 500 Stock Portfolio

Index 400 Stock Portfolio

Index 600 Stock Portfolio

Supplement Dated August 22, 2014

to the

Summary Prospectus for each of the Index 500 Stock, Index 400 Stock and Index 600 Stock

Portfolios Dated May 1, 2014

The following information supplements the Summary Prospectus for each of the Index 500 Stock, Index 400 Stock and Index 600 Stock Portfolios of Northwestern Mutual Series Fund, Inc. dated May 1, 2014 (each, a “Summary Prospectus”), copies of which you have already received. You should read this Supplement together with each Summary Prospectus.

Portfolio Manager Update

Effective August 29, 2014, Joseph A. Travia will serve as co-portfolio manager of the Index 500 Stock, Index 400 Stock and Index 600 Stock Portfolios. As a result of this change, the “PORTFOLIO MANAGEMENT” section of the Summary Prospectus for each such Portfolio is amended effective August 29, 2014 to read as follows:

“Investment Adviser: Mason Street Advisors, LLC (MSA)

Portfolio Managers: Daniel J. Meehan is a Director of MSA and joined MSA in 2004. He has co-managed the Portfolio since 2013.

Steven A. Warren is an Associate of MSA and joined The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) in 1998. He has co-managed the Portfolio since 2010.

Joseph A. Travia is an Associate of MSA and joined MSA in 2002 and joined Northwestern Mutual in 1999. He has co-managed the Portfolio since 2014”

Please retain this Supplement for future reference.